Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 30, 2021
Entity Registrant Name	dei_EntityRegistrantName	Investment Managers Series Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001318342
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 24, 2022
Document Effective Date	dei_DocumentEffectiveDate	Jun. 24, 2022
Prospectus Date	rr_ProspectusDate	Sep. 01, 2021
WCM Small Cap Growth Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

WCM Small Cap Growth Fund

Investor Class Shares – WCMNX

Institutional Class Shares – WCMLX

WCM Sustainable Developing World Fund

Investor Class Shares – WCMUX

Institutional Class Shares – WCMDX

WCM Sustainable International Fund

Investor Class Shares – WESGX

Institutional Class Shares – WCMMX

Each a series of Investment Managers Series Trust

Supplement dated June 24, 2022, to the

Prospectus and Statement of Additional Information (“SAI”)

dated September 1, 2021, as amended.

Important Notice Regarding Planned Changes in Fund Name

Effective June 30, 2022, the name of the WCM Sustainable Developing World Fund and WCM Sustainable International Fund (each, a “Fund”) will be changed as set forth below and all references to each Fund’s name in the Prospectus and SAI will be updated accordingly. Each Fund’s principal investment strategies and investment objective will remain the same.

WCM Sustainable Developing World Fund

Name Change:

The name of the WCM Sustainable Developing World Fund will be changed to WCM Developing World Equity Fund.

WCM Sustainable International Fund

Name Change:

The name of the WCM Sustainable International Fund will be changed to WCM International Equity Fund.

Changes in Management Fee and Expense Limitation Agreement

Effective July 1, 2022 (the “Effective Date”), WCM Investment Management (the “Advisor”) has agreed to lower its management fee for the WCM Small Cap Growth Fund from 1.00% to 0.99% of the Fund’s average daily net assets. In addition, as of the Effective Date, the Advisor has agreed to reduce the limit on the total annual fund operating expenses, excluding certain expenses as described below, of the WCM Small Cap Growth Fund from 1.50% to 1.24% and 1.25% to 0.99% of the average daily net assets of the Fund’s Investor Class and Institutional Class shares, respectively. Accordingly, as of the Effective Date, the following revisions are made to the Prospectus and SAI:

The “Fees and Expenses of the Fund” section beginning on page 27 of the Prospectus is deleted in its entirety and replaced with the following:

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses1 (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2031
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information in the table has been restated to reflect the current management fees and expense cap, effective July 1, 2022.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example reflects the Fund’s contractual fee waiver and/or expense reimbursement only for the term of the contractual fee waiver and/or expense reimbursement.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

WCM Small Cap Growth Fund | Investor Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.99%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.05%	[1]
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	1.03%	[1]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.08%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.32%	[1]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.08%)	[1],[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.24%	[1],[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 126
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	393
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	681
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,500
WCM Small Cap Growth Fund | Institutional Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.99%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.05%	[1]
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	1.03%	[1]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.08%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.07%	[1]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.08%)	[1],[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.99%	[1],[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	315
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	547
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,213
WCM Sustainable Developing World Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

WCM Small Cap Growth Fund

Investor Class Shares – WCMNX

Institutional Class Shares – WCMLX

WCM Sustainable Developing World Fund

Investor Class Shares – WCMUX

Institutional Class Shares – WCMDX

WCM Sustainable International Fund

Investor Class Shares – WESGX

Institutional Class Shares – WCMMX

Each a series of Investment Managers Series Trust

Supplement dated June 24, 2022, to the

Prospectus and Statement of Additional Information (“SAI”)

dated September 1, 2021, as amended.

Important Notice Regarding Planned Changes in Fund Name

Effective June 30, 2022, the name of the WCM Sustainable Developing World Fund and WCM Sustainable International Fund (each, a “Fund”) will be changed as set forth below and all references to each Fund’s name in the Prospectus and SAI will be updated accordingly. Each Fund’s principal investment strategies and investment objective will remain the same.

WCM Sustainable Developing World Fund

Name Change:

The name of the WCM Sustainable Developing World Fund will be changed to WCM Developing World Equity Fund.

WCM Sustainable International Fund

Name Change:

The name of the WCM Sustainable International Fund will be changed to WCM International Equity Fund.

Changes in Management Fee and Expense Limitation Agreement

Effective July 1, 2022 (the “Effective Date”), WCM Investment Management (the “Advisor”) has agreed to lower its management fee for the WCM Small Cap Growth Fund from 1.00% to 0.99% of the Fund’s average daily net assets. In addition, as of the Effective Date, the Advisor has agreed to reduce the limit on the total annual fund operating expenses, excluding certain expenses as described below, of the WCM Small Cap Growth Fund from 1.50% to 1.24% and 1.25% to 0.99% of the average daily net assets of the Fund’s Investor Class and Institutional Class shares, respectively. Accordingly, as of the Effective Date, the following revisions are made to the Prospectus and SAI:

WCM Sustainable International Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

WCM Small Cap Growth Fund

Investor Class Shares – WCMNX

Institutional Class Shares – WCMLX

WCM Sustainable Developing World Fund

Investor Class Shares – WCMUX

Institutional Class Shares – WCMDX

WCM Sustainable International Fund

Investor Class Shares – WESGX

Institutional Class Shares – WCMMX

Each a series of Investment Managers Series Trust

Supplement dated June 24, 2022, to the

Prospectus and Statement of Additional Information (“SAI”)

dated September 1, 2021, as amended.

Important Notice Regarding Planned Changes in Fund Name

Effective June 30, 2022, the name of the WCM Sustainable Developing World Fund and WCM Sustainable International Fund (each, a “Fund”) will be changed as set forth below and all references to each Fund’s name in the Prospectus and SAI will be updated accordingly. Each Fund’s principal investment strategies and investment objective will remain the same.

WCM Sustainable Developing World Fund

Name Change:

The name of the WCM Sustainable Developing World Fund will be changed to WCM Developing World Equity Fund.

WCM Sustainable International Fund

Name Change:

The name of the WCM Sustainable International Fund will be changed to WCM International Equity Fund.

Changes in Management Fee and Expense Limitation Agreement

Effective July 1, 2022 (the “Effective Date”), WCM Investment Management (the “Advisor”) has agreed to lower its management fee for the WCM Small Cap Growth Fund from 1.00% to 0.99% of the Fund’s average daily net assets. In addition, as of the Effective Date, the Advisor has agreed to reduce the limit on the total annual fund operating expenses, excluding certain expenses as described below, of the WCM Small Cap Growth Fund from 1.50% to 1.24% and 1.25% to 0.99% of the average daily net assets of the Fund’s Investor Class and Institutional Class shares, respectively. Accordingly, as of the Effective Date, the following revisions are made to the Prospectus and SAI:

[1]	The expense information in the table has been restated to reflect the current management fees and expense cap, effective July 1, 2022.
[2]	The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.24% and 0.99% of the average daily net assets of the Fund’s Investor Class and Institutional Class shares, respectively. This agreement is in effect until August 31, 2031, and it may be terminated before that date only by the Trust’s Board of Trustees. The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement.